Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001784851
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	SHAPEWAYS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39092
Entity Tax Identification Number	87-2876494
Entity Address, Address Line One	30-02 48th Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	(646)
Local Phone Number	979-9885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SHPW
Security Exchange Name	NYSE
Warrants Each Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	SHPW WS
Security Exchange Name	NYSE